Non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2018
Non-controlling interests [Abstract]
Schedule of Movement of Non-Controlling Interest
The movement of non-controlling interest is as follows:

Amount
US$
Balance as of December 31, 2017 (Audited)	64,441,277
Net loss attributable to non-controlling interest(unaudited)	(4,820,750)
Adjustment to opening balance of equity (Note 2) (unaudited)	(37,149,001)
Distribution to non-controlling interests (unaudited)	(35,846,020)
Capital injection into Suzhou Yefang, Suzhou Yuxi and Qingdao Jinguang (unaudited)	31,637,196
Effect of exchange rate (unaudited)	391,451

Balance as of June 30, 2018 (Unaudited)	18,654,153